Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
1000679		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2024	Resolved	FCRE1146	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present A Title supplement 1 and supplement 3 is in the file. Provide Full Alta XXX, XXX Preliminary Title Report or ALTA Extended Policy (XX/XX/XXXX) with 24 month chain of title dated XX/XX/XXXX.			Title Document is fully Present; Document Uploaded.	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000679		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Wires for $XXX and $XXX sent to escrow on XX/XX/XXXX originated from XXX #XXX. The account holder for XXX #XXX is XXX & XXX, Trustees for XXX. Investment property homes require the borrower to contribute XXX% of the purchase price. Provide proof the borrowers funds, (from XXX), were deposited into XXX #XXX . Per GL's 8.7 Gift Funds Limitations to gift funds	**09/25** Per XXX, ok to proceed bwr not meeting the MIN tradeline req at par. Bwr needs 2 tradelines at 24 mos or 3 tradelines at 12 mos. They have one at XXX mos, another at XXX mos and one at XXX mos. Capped at 70% LTV, cannot go below 3 yr PPP, DSCR must remain > 1.0. Ok Per XXX to accept the trades as-is, DSCR below 1.1:1, FTHB with no housing expense and for 70% LTV, ok Per XXX for not meeting the borrower min XXX% contribution, comp factors, XXX FICO, positive DSCR, subject in C3 conditio	11/21/2024	Document Uploaded. **09/25** Per XXX, ok to proceed bwr not meeting the MIN tradeline req at par. Bwr needs 2 tradelines at 24 mos or 3 tradelines at 12 mos. They have one at XXX mos, another at XXX mos and one at XXX mos. Capped at 70% LTV, cannot go below 3 yr PPP, DSCR must remain > 1.0. Ok Per XXX to accept the trades as-is, DSCR below XXX, FTHB with no housing expense and for 70% LTV, ok Per XXX for not meeting the borrower min XXX% contribution, comp factors, XXX FICO, positive DSCR, subject in C3 conditio	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000679		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2024	Acknowledged	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. The borrower is living rent free and has deficient credit tradelines. A 24 month housing history is required. Provide a Lender exception with 2 compensating factors. Per BUSINESS PURPOSE / DSCR - PROGRAM LTV AND LOAN AMOUNT MATRIX and 4.5 Minimum Credit depth	**09/25** Per XXX, ok to proceed bwr not meeting the MIN tradeline req at par. Bwr needs 2 tradelines at 24 mos or 3 tradelines at 12 mos. They have one at XXX mos, another at XXX mos and one at XXX mos. Capped at 70% LTV, cannot go below 3 yr PPP, DSCR must remain > 1.0. Ok Per XXX to accept the trades as-is, DSCR below 1.1:1, FTHB with no housing expense and for 70% LTV, ok Per XXX for not meeting the borrower min XXX% contribution, comp factors, XXX FICO, positive DSCR, subject in C3 conditio	11/21/2024			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000679		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2024	Acknowledged	FCRE2335	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of 1.1. The guidelines require DSCR >1.1 when the Borrower has deficient credit tradelines. The Lender approved the deficient credit stating DSCR must remain > 1, which is insufficient. Provide a credit exception with 2 compensating factors. Per BUSINESS PURPOSE / DSCR - PROGRAM LTV AND LOAN AMOUNT MATRIX	**09/25** Per XXX, ok to proceed bwr not meeting the MIN tradeline req at par. Bwr needs 2 tradelines at 24 mos or 3 tradelines at 12 mos. They have one at XXX mos, another at XXX mos and one at XXX mos. Capped at 70% LTV, cannot go below 3 yr PPP, DSCR must remain > 1.0. Ok Per XXX to accept the trades as-is, DSCR below 1.1:1, FTHB with no housing expense and for 70% LTV, ok Per XXX for not meeting the borrower min XXX% contribution, comp factors, XXX FICO, positive DSCR, subject in C3 conditio	11/21/2024	Document Uploaded.	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000679		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 65% The Borrower has deficient credit tradelines. The maximum LTV/CLTV/HCLTV for Deficient Tradelines is 65%. The Lender approved the deficient credit stating LTV capped at 70%, which is insufficient. Provide a Lender exception with 2 compensating factors. Per BUSINESS PURPOSE / DSCR - PROGRAM LTV AND LOAN AMOUNT MATRIX	**09/25** Per XXX, ok to proceed bwr not meeting the MIN tradeline req at par. Bwr needs 2 tradelines at 24 mos or 3 tradelines at 12 mos. They have one at XXX mos, another at XXX mos and one at XXX mos. Capped at 70% LTV, cannot go below 3 yr PPP, DSCR must remain > 1.0. Ok Per XXX to accept the trades as-is, DSCR below 1.1:1, FTHB with no housing expense and for 70% LTV, ok Per XXX for not meeting the borrower min XXX% contribution, comp factors, XXX FICO, positive DSCR, subject in C3 conditio	11/21/2024			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000679		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 65% The Borrower has deficient credit tradelines. The maximum LTV/CLTV/HCLTV for Deficient Tradelines is 65%. The Lender approved the deficient credit stating LTV capped at 70%, which is insufficient. Provide a Lender exception with 2 compensating factors. Per BUSINESS PURPOSE / DSCR - PROGRAM LTV AND LOAN AMOUNT MATRIX	**09/25** Per XXX, ok to proceed bwr not meeting the MIN tradeline req at par. Bwr needs 2 tradelines at 24 mos or 3 tradelines at 12 mos. They have one at XXX mos, another at XXX mos and one at XXX mos. Capped at 70% LTV, cannot go below 3 yr PPP, DSCR must remain > 1.0. Ok Per XXX to accept the trades as-is, DSCR below 1.1:1, FTHB with no housing expense and for 70% LTV, ok Per XXX for not meeting the borrower min XXX% contribution, comp factors, XXX FICO, positive DSCR, subject in C3 conditio	11/21/2024			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000679		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 65% The Borrower has deficient credit tradelines. The maximum LTV/CLTV/HCLTV for Deficient Tradelines is 65%. The Lender approved the deficient credit stating LTV capped at 70%, which is insufficient. Provide a Lender exception with 2 compensating factors. Per BUSINESS PURPOSE / DSCR - PROGRAM LTV AND LOAN AMOUNT MATRIX	**09/25** Per XXX, ok to proceed bwr not meeting the MIN tradeline req at par. Bwr needs 2 tradelines at 24 mos or 3 tradelines at 12 mos. They have one at XXX mos, another at XXX mos and one at XXX mos. Capped at 70% LTV, cannot go below 3 yr PPP, DSCR must remain > 1.0. Ok Per XXX to accept the trades as-is, DSCR below 1.1:1, FTHB with no housing expense and for 70% LTV, ok Per XXX for not meeting the borrower min XXX% contribution, comp factors, XXX FICO, positive DSCR, subject in C3 conditio	11/21/2024	Document Uploaded.	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000679		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The borrower needs 2 tradelines at 24 months or 3 tradelines at 12 mos. They have one at XXX months, another at XXX months and one at XXX months. The minimum credit depth has not been met. The Lender made an exception to approve the credit.			Exception is non-material and graded as level 2/B.	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000679		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000679		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000680	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FCRE1442	Credit	Asset 1 Expired	Asset 1 Expired. No assets were listed on the application. The estimated HUD shows $XXX due from the borrower at closing. The XXX bank statement #XXX dated XX/XX/XXXX has expired. The source of funds for closing should be reflected on the loan application. Provide loan application showing available assets for closing. Per guidelines 8.4 Verification of Assets/Funds	Document Uploaded. URLA with assets listed submitted and cleared; Asset 1 Not Expired	12/09/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000680	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000680	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/22/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000681		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. File requires a desk review. The CU in file is a 3.3 score and must be 2.5 or below to be accepted.			Third party valuation product provided within tolerance.; Received copy of Appraisal Risk Review.	11/25/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000681		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000681		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/21/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/22/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000682	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2024	Acknowledged	FCRE3000	Credit	Borrower Rental Experience Not Within Guidelines	Borrower Rental Experience Not Within Guidelines Borrower has at least 4 loans with XXX at the time of review. There is no documentation in file to show that borrowers have rental experience. Per Lender GLs 3.18 Number of Loans to One Borrower - For multiple investment loans to one borrower, the borrower(s) should have demonstrated a history of successfully owning and managing investment properties for at least two (2) years. The loan file must include rental agreements and / or tax returns as required by the loan program or required at the discretion of the underwriter.	Ok Per XXX to allow more than 4 loans to a borrower, comp factors, XXX FICO, positive DSCR, 50% LTV.. Ok Per XXX to waive seasoning documentation as it has now been officially removed in the updated guidelines dated 1/6/25, comp factors, XXX FICO, 50% LTV..	01/15/2025	Document Uploaded. ; Document Uploaded. ; Per Lender GLs: The loan file must include rental agreements and / or tax returns as required by the loan program or required at the discretion of the underwriter. Provide ULAW with 2 comp factors or proof of rental experience per lender Gls.	01/15/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000682	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2024	Acknowledged	FCRE3599	Credit	Borrower owns more financed properties than allowed per guidelines	Borrower owns more financed properties than allowed per guidelines - Borrower has at least 4 loans with XXX at the time of review, all DSCR investment properties. Per Lender GLs 3.18 Number of Loans to One Borrower - If there are more then three (3) loans to one borrower: One (1) loan must be on an owner-occupied principal residence. The appraisal may not include comparable sales from other properties owned by the borrower(s).	Ok Per XXX to allow more than 4 loans to a borrower, comp factors, XXX FICO, positive DSCR, 50% LTV	12/16/2024	Document Uploaded.	12/16/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000682	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000682	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000683		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/17/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/18/2024	Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000683		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	12/18/2024	Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000683		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/17/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/18/2024	Borrower has stable job time - Borrower has XX.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000684	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Provide proof of 6 months gross rental income rent loss insurance coverage. At minimum, Rent loss coverage should be to the lessor of PITIA or rent received/scheduled.	Rent Loss Coverage Present	12/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000684	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000684	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/02/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000685	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/22/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000685	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/22/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000685	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/22/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/25/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000686	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/13/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000686	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/13/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000686	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/13/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000687		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	12/16/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000687		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/16/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000687		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/16/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000688	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/20/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Lender to provide final fraud report with all parties checked.	All Interested Parties Checked against Exclusionary Lists; Document Uploaded. fraud cleared, no issues	01/06/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000688	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/20/2024	Acknowledged	FCRE2008	Credit	Loss Rent Coverage Not Sufficient	Rent loss of $XXX is not sufficient. Per lender GLs - The policy must include coverage of at least six (6) months rental losses during property rehabilitation following a casualty. At minimum, coverage should be to the lessor of (a) PITIA or (b) rent received / scheduled	Ok Per XXX for $XXX in rent loss, comp factors, XXX FICO, XXX DSCR, 40% LTV..	01/06/2025	Document Uploaded.	01/06/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000688	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/20/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000688	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/23/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000689	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000689	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/09/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	12/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000689	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/10/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000690		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/09/2024	Resolved	FCRE7810	Credit	Title issue	The operating agreement shows XXX with XXX% ownership interest in the entity. A Unanimous Written Consent / Board Resolution signed by all members regardless of their percentage of interest (i) authorizing the transaction with XXX Lending, and (ii) identifying the authorized to sign the loan documents on behalf of and to bind the entity. Provide fully executed Board Resolution authorizing the borrower to enter the loan contract. Per GL's 3.12 Borrowing Entities			Document Uploaded. resolution signed by all parties, condition cleared	12/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000690		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/09/2024	Resolved	FCRE3653	Credit	Missing letter of explanation	Provide a Certificate of Good Standing or equivalent document for the vested entity. Per GL's 3.12 Borrowing Entities			; Document Uploaded. XX/XX/XXXX cert of good standing , operating since XXX. ok to clear	12/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000690		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000690		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/10/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000691	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	12/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000691	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000691	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/16/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000692		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000692		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000692		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/03/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/04/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000693	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/13/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The credit report shows XXX #XXX. Provide the mortgage statement, tax bill, HI and HOA bill for the property. Per GL's 4.15 Determining Mortgage Rating	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded. Primary PITIA docs received and updated. New DTI XXX%. Condition cleared	01/07/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000693	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/13/2024	Acknowledged	FCRE1964	Credit	Missing income documentation	An email from the business bookkeeper is in the file which verifies the business. Tax Preparers Letter, MUST be on tax preparers letterhead, signed and dated and include the following: tax preparer's relationship to the business; personal knowledge of the length of time the business has been in existence; and percentage of borrowers ownership in the business entity. Tax preparer MUST provide their license verification from municipal, state or federal licensing boards or proof of their business existence. Per Acceptable Verification of Self Employed Business	Ok Per XXX to allow for CPA email for proof of S/E, also backed up by borrowers business license and CPA license, comp factors, XXX FICO, 38% LTV, XXX% DTI..	01/07/2025	CPA acknowledged by client; ; Document Uploaded. CPA Verification received and cleared	01/07/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000693	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/16/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000693	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/16/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000694		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/16/2024	Acknowledged	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Missing full six months Rent Loss coverage for investment property. Fair Rent/Rent Loss = $XXX but $XXX is required for a full six months. Ok, per XXX, for Rent Loss at only three months; however, missing a minimum of two compensating factors prior to DD Firm acknowledging.	Ok Per XXX & XXX for low loan amount and partial rent loss, respectively, comp factors, XXX FICO, no mortgage lates reporting, XXX DSCR, subject in C3 condition with updating..	01/06/2025	Document Uploaded.	01/06/2025	XXX FICO, no mortgage lates reporting, X.X DSCR, subject in CX condition with updating	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000694		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/16/2024	Acknowledged	FCRE1200	Credit	Audited Loan Amount is less than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $250000 Minimum $250,000 loan amount not met, subject = $XXX. Per Matrix: minimum $250,000 loan amount required for I/O 30 year fixed. An exception was referenced on Underwriting Loan Approval Worksheet but is missing from file.	Ok Per XXX & XXX for low loan amount and partial rent loss, respectively, comp factors, XXX FICO, no mortgage lates reporting, XXX DSCR, subject in C3 condition with updating..	01/06/2025	Document Uploaded.	01/06/2025	XXX FICO, no mortgage lates reporting, X.X DSCR, subject in CX condition with updating	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000694		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/16/2024	XXX FICO, no mortgage lates reporting, X.X DSCR, subject in CX condition with updating	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000694		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/16/2024	XXX FICO, no mortgage lates reporting, X.X DSCR, subject in CX condition with updating	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000695		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000695		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/19/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	12/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000695		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/20/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000696		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/09/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/10/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000696		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/09/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/10/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000696		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	12/09/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing full 24 months of self-employment verification. Business formed XX/XX/XXXX, Subject closed XX/XX/XXXX. Per Lender GL Bank Statement Program - documentation supporting the existence of the business for the most recent two (2) years must be obtained. Ok, per XXX, for s/e being two weeks short of two full years. Compensating Factors: XXX% DTI and good credit exposure.					Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000697	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Provide proof of 6 months gross rental income rent loss insurance coverage. At minimum, Rent loss coverage should be to the lessor of PITIA or rent received/scheduled.	Rent Loss Coverage Present; Document Uploaded. Rent Loss coverage is sufficient.	12/17/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000697	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000697	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	12/04/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/05/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000698	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	Ok Per XXX for short reserves, comp factors, XXX FICO, no negative credit reporting, borr S/E for XXX+ years, subject is a C2 XXX build.; Ok Per XXX for short reserves, comp factors, XXX FICO, no negative credit reporting, borr S/E for 4+ years, subject is a C2 XXX build.	01/07/2025	Document Uploaded. ; ; Document Uploaded.	01/07/2025	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000698	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Complaint	12/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000698	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/18/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Complaint	12/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000699	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000699	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	12/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000699	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000700	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/30/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000700	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/30/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000700	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/31/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000701		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, and underwriter were not checked with the Exclusionary Lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded. all parties cleared on fraud report	12/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000701	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The 1003 lists investment properties. Provide the XXX Mortgage Statement for XXX.(per 1003), and the tax bill for XXX.
Per GL's 6.7 Mortgage Payments for Rental Properties	XXX Response: Uploading property profile and tax bill (to match by XXX) for XXXand insurance for XXX showing there is only one loss payee, 1003 was incorrect and had 2 XXX loans but it was a
															duplicate for another property. Also uploading corrected 1003	12/26/2024	Document Uploaded. all pitia verified and cleared; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	12/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000701	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2024	Resolved	FCRE5775	Credit	Borrower 2 Credit Report is Incomplete	Borrower 2 Credit Report is Partially Present. The Co-borrower has no credit scores or Tradelines. A minimum credit depth of three acceptable tradelines aged individually for a 12 month minimum OR two acceptable tradelines aged individually for a 24 month minimum is required. A borrower with no score / deficient tradelines is permitted using Full Doc Income Program, and a 24 month housing with 0*30. The 12 Month Bank Statement Program was used to qualify the borrower's. The borrower's did not provide 24 month housing pay history. Provide an underwriting exception with 2 compensating factors. Per: NON PRIME WHOLESALE - PROGRAM LTV AND LOAN AMOUNT MATRIX- 1 or no score / Deficient Tradelines	XXX Response: Loan is not approved off of B2 trades or score, she is on the loan as a non-borrower as she is not providing any income for qualification. The 1/no score restrictions and requirements do not
															apply. Uploading updated ULAW with comp factors	12/26/2024	Borrower 2 Credit Report is not partially present.; cleared per lender rebuttal and GLs	12/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000701	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2024	Acknowledged	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXXX is greater than the Guideline Maximum Loan Amount of $1000000 The maximum loan amount for a XXX is $1,000,000. AN Underwriting exception was made. Provide 2 compensating factors. Per NON PRIME WHOLESALE - PROGRAM LTV AND LOAN AMOUNT MATRIX: XXX	There is an exception approval email from XXX that approves 70% LTV/$XXXXXX loan amount for XXX borrower with XXX FICO at a rate of XXX% at 100.000. Ok Per XXX for 70% LTV & short on trades, ok Per XXX for only 12 month rating., ok per XXX for loan amount over $XXX, comp factors,XXX FICO, borr S/E for 10+ years, XXX% DTI, significant reserves after closing
																12/26/2024	Document Uploaded.	12/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000701	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of 70% exceeds Guideline LTV of 65% The 1 or No score / Deficient Tradelines maximum LTV/CLTV/HCLTV is 65%.AN Underwriting exception was made. Provide 2 compensating factors.
Per: NON PRIME WHOLESALE - PROGRAM LTV AND LOAN AMOUNT MATRIX - 1 or no score / deficient tradelines	There is an exception approval email from XXX that approves 70% LTV/$XXXXXX loan amount for XXX borrower with XXX FICO at a rate of XXX% at 100.000. Ok Per XXX for 70% LTV & short on trades, ok Per XXX for only 12 month rating., ok per XXX for loan amount over $XXX, comp factors,XXX FICO, borr S/E for 10+ years, XXX% DTI, significant reserves after closing
																12/26/2024	Document Uploaded.	12/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000701	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 70% exceeds Guideline HCLTV of 65% The 1 or No score / Deficient Tradelines maximum LTV/CLTV/HCLTV is 65%.AN Underwriting exception was made for loan of $XXX. Provide 2 compensating factors.
Per: NON PRIME WHOLESALE - PROGRAM LTV AND LOAN AMOUNT MATRIX - 1 or no score / deficient tradelines	There is an exception approval email from XXX that approves 70% LTV/$XXXXXX loan amount for XXX borrower with XXX FICO at a rate of XXX% at 100.000. Ok Per XXX for 70% LTV & short on trades, ok Per XXX for only 12 month rating., ok per XXX for loan amount over $XXX, comp factors,XXX FICO, borr S/E for 10+ years, XXX% DTI, significant reserves after closing
																12/26/2024	Document Uploaded.	12/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000701	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 70% exceeds Guideline CLTV of 65% The 1 or No score / Deficient Tradelines maximum LTV/CLTV/HCLTV is 65%. AN Underwriting exception was made for loan of $XXX. Provide 2 compensating factors.
Per: NON PRIME WHOLESALE - PROGRAM LTV AND LOAN AMOUNT MATRIX - 1 or no score / deficient tradelines	There is an exception approval email from XXX that approves 70% LTV/$XXXXXX loan amount for XXX borrower with XXX FICO at a rate of XXX% at 100.000. Ok Per XXX for 70% LTV & short on trades, ok Per XXX for only 12 month rating., ok per XXX for loan amount over $XXX, comp factors,XXX FICO, borr S/E for 10+ years, XXX% DTI, significant reserves after closing
																12/26/2024	Document Uploaded.	12/26/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000701		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000701		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/12/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000702	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000702	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000702	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/14/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000703	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/15/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing CPA letter in file does not list how long the borrower has been self employed. There are no other 3rd party documents in the file to verify the borrower's length of self employment.	Borrower 1 CPA Letter Provided; Document Uploaded. LLC verified online in business since XXX, condition cleared.	12/04/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000703	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000703	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000704	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/18/2024	Resolved	FCRE1345	Credit	Borrower 1 Lease Agreements Missing	Borrower 1 Lease Agreements Missing Missing lease or Form 1007 for REO XXX, must support $XXX as reflected on Final 1003.	XXX Response: Uploading rental agreement.	01/06/2025	Borrower 1 Lease Agreements Provided; Document Uploaded. lease agreement received and cleared.	01/06/2025	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000704	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/18/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing PITIA information for XXX #XXX. $XXX reflected on Final 1003. Appears to be a recent refinance of the XXX Mortgage attached to XXX REO.	XXX Response: Uploading PITIA for XXX	01/06/2025	Housing History Meets Guideline Requirements; Document Uploaded. Verified PITIA $XXX, condition cleared.	01/06/2025	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000704	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/18/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Missing Certificate of Formation/Entity information for XXX. Per Title, subject property currently vested in that LLC name but no explanation of relationship to borrower.	XXX Response: Borrower took title initially and then granted to XXX who in turn is granting back to borrower. Uploading executed and notarized grant deed showing him as the attorney and sole member.	01/06/2025	Property Title Issue Resolved; Document Uploaded. ok to clear title	01/06/2025	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000704	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Complaint	12/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000704	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/18/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Complaint	12/19/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000705	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/12/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/12/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000705	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/12/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000705	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/11/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/12/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000706	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The Hazard insurance is a small business commercial policy. The borrower operates a XXX out of the subject property. Residential Use with Commercial Influence (Mixed Use) and Hospitality property types are ineligible in the Non-Prime Program, but may be eligible under other programs. Provide a Lender exception with 2 compensating factors. Per Guidelines 9.1 Eligible Property Types	Ok Per XXX for this mixed use property, comp factors, XXX FICO, 17% LTV, subject in C3 good condition with recent updating	12/05/2024	Document Uploaded.	12/05/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1000706	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1000706	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/21/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1000707	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2024	Resolved	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Loan Amounts for Refinance > $1.5M requires two (2) Appraisals. There are no appraisal in the file. Lender to provide 2 appraisals completed by 2 separate appraisers.	Property/Appraisal Meets Guidelines; 2 appraisals uploaded and cleared. 2 new exceptions added to the file. A Final inspection is required for each appraisal received. Both appraisals uploaded 01/02/2025 are "subject to".; Document Uploaded. 2 appraisals provided for review.	02/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000707	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Provide final fraud report showing all parties cleared.	All Interested Parties Checked against Exclusionary Lists; Document Uploaded. fraud cleared, no issues	02/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000707	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2024	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance.	Third party valuation product provided within tolerance.; 2 appraisals received, TPV cleared.; Document Uploaded. ; TPV received, however file is missing 2 full appraisals. Condition cannot be cleared until 2 appraisals have been submitted and reviewed for the loan.; Secondary Valuation to be reviewed upon receipt of origination appraisal.; missing original appraisals	02/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000707	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	01/03/2025	Resolved	FPRO1136	Property	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis A Final inspection is required for each appraisal received. Both appraisals uploaded XX/XX/XXXX are "subject to".	Document Uploaded. Final inspection received and cleared; Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable	02/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000707	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	01/03/2025	Resolved	FPRO1140	Property	Subject property appraisal is not on an as-is basis (Secondary Value)	Secondary Value for Subject Property Appraisal is not on an As-Is Basis A Final inspection is required for each appraisal received. Both appraisals uploaded XX/XX/XXXX are "subject to".	Secondary Value for Subject Property Appraisal is completed on an As-Is Basis or Not Applicable; Document Uploaded. Appraisal update/completion report provided; Duplicate appraisal subject to received, no final inspection with final date and signature. Lender to provide final inspection from appraiser.; Secondary Value for Subject Property Appraisal is not on an As-Is Basis	02/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000707	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2024	Resolved	FCRE1748	Credit	Missing Certificate of Occupancy	Construction to perm loan, missing the final certificate of occupancy.	Document Uploaded. final inspection received and cleared	02/05/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000707	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/19/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/20/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000708	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000708	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000708	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/13/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/14/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000709	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	FCRE8503	Credit	Letter of Need Missing	Lender final approval requires a letter of explanation in reference to the address on the borrower's license. Missing letter of explanation for address on driver's license.

Lender final approval requires a letter of explanation in from the borrower on business letterhead -how the business is set up, what their business does and the number of employees. The file is missing the letter of explanation on business letterhead providing information on how the business is set up, what the business does and the number of employees. Provide the letter of explanation.

Lender final approval is missing a motivation letter from the borrower for purchasing this property as well as intent to property located at XXX. Provide the required motivation letters.	Document Uploaded. all required LOEs received and cleared	02/13/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000709	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000709	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/26/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XX.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000710	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000710	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/15/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000710	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/18/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000711	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/07/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000711	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/07/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000711	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/07/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000712	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/06/2024	Resolved	FCRE6737	Credit	Missing Letter of Explanation (Income)	Twelve Month bank Statement Program was used to qualify the borrower. Borrower to provide signed LOE on the name of their business, how it is set up (Inc., LLC, etc), what their business does and the number of employees. Per Guidelines Twelve Month Bank Statement Income Program	; Document Uploaded. CPA Letter received verifying all required information	12/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000712	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/06/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The 1003 shows the borrower pays $XXX per month in rent. Twelve month bank statements shows only $XXX rent was paid XXX,XXX and XXXX. The amount of bank statements must be consistent and match the amount of monthly rent reflected on the 1003. The mortgage / rental rating for determining the mortgage pricing is determined by evaluating the ratings for properties that the borrower owns and rents over the last twelve months. Provide a Lender exception with 2 compensating factors. Per GL's 4.15 Determining Mortgage/ Rental rating & 4.19 Verification of Rent Payments	Ok Per XXX to accept housing rating as-is for 12MBS and partial payments, comp factors, XXX FICO, XXX% DTI, subject in C3 condition	12/19/2024	Document Uploaded.	12/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000712	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/06/2024	Acknowledged	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The Alt Doc - Bk Statement program was used for income which requires 0X30 24 month housing history. Provide Bank statements from XXX -XXX showing $XXX rent paid each month. Per NON PRIME WHOLESALE - PROGRAM LTV AND LOAN AMOUNT MATRIX - Alt Doc - BK Stmts	Ok Per XXX to accept housing rating as-is for 12MBS and partial payments, comp factors, XXX FICO, XXX% DTI, subject in C3 condition	12/19/2024	Document Uploaded.	12/19/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000712	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/06/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000712	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/06/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/09/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000713	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/06/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Property is an XXX and requires an XXX per lender GLs 10.9	Per client - Uploading master policy and clarification email from title advising this is a XXX even though legal shows XXX but the legal will not be updated which is noted in the resolution from XXXy. Title and the city are considering this a XXX and so will XXX.	01/10/2025	HOA Questionnaire Provided; Re-reviewed the documentation provided and confirmed XXX is not required based on the client's response. ; ; Document Uploaded. ; Subject property is an XXX XXXX with a XXX and does require an XXX. Per lender GLs 10.9 - Only XXX’s do not require any additional documentation for the HOA, phase or project completion.	01/10/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000713	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/06/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required $50k policy does not cover lender requirements as outlined in section 23.40 Hazard Insurance. Subject is an XXX XXX. Lender to provide master policy that covers subject property or additional coverage.	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	12/18/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000713	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/05/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	12/06/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000714	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/17/2024	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Missing Third Party Valuation/Appraisal Review that complies with requirements of GL Section 13.1. Must support $XXX appraised value.	Third party valuation product provided within tolerance.; Document Uploaded. TPV provided and cleared	12/19/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000714	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/17/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	12/17/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000714	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/17/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000715		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/13/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of 80% exceeds Guideline HCLTV of 75% 80% LTV exceeds 75% max for use of a private party VOR, per Lender GL Section 4.19 - Verification of Rent Payments. The Underwriting Loan Approval Worksheet references an exception related to this but it is not present in the file. There is an approved exception provided but it is related to the pricing based on citizenship documentation, not the use of a private party VOR.	There is an exception approval from XXX allowing a VOR from private party at 80% LTV. Comp factors, XXX FICO, XXX% DTI, full doc, significant reserves after closing	12/27/2024	Document Uploaded.	12/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.X years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000715		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/13/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of 80% exceeds Guideline CLTV of 75% 80% LTV exceeds 75% max for use of a private party VOR, per Lender GL Section 4.19 - Verification of Rent Payments. The Underwriting Loan Approval Worksheet references an exception related to this but it is not present in the file. There is an approved exception provided but it is related to the pricing based on citizenship documentation, not the use of a private party VOR.	There is an exception approval from XXX allowing a VOR from private party at 80% LTV. Comp factors, XXX FICO, XXX% DTI, full doc, significant reserves after closing	12/27/2024	Document Uploaded.	12/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.X years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000715		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of 80% exceeds Guideline LTV of 75% 80% LTV exceeds 75% max for use of a private party VOR, per Lender GL Section 4.19 - Verification of Rent Payments. The Underwriting Loan Approval Worksheet references an exception related to this but it is not present in the file. There is an approved exception provided but it is related to the pricing based on citizenship documentation, not the use of a private party VOR.	There is an exception approval from XXX allowing a VOR from private party at 80% LTV. Comp factors, XXX FICO, XXX% DTI, full doc, significant reserves after closing	12/27/2024	Document Uploaded.	12/27/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.X years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000715		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	12/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.X years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000715		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/12/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/13/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.X years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000716	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000716	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/16/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	12/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000716	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000717		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/16/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Provide the XXX XXX information Letter to verify: XXX project is not currently involved in any litigation;; total number of units in the project; total number of phases that are not complete; percent of the units sold and conveyed to the unit owners; and percent of the units owner occupied. Percent of units owned by any one entity or individual and if and when the project was conveyed to the unit owners. Per Guidelines 10.2 Condominium Eligibility Requirements			HOA Questionnaire Provided; Document Uploaded. condo questionnaire cleared	01/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1000717		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/16/2024	Resolved	FVAL2477	Property	Appraisal incomplete (missing map, layout, pages, etc.)	Provide appraisal map, layout. File only contains the first 4 pages of the appraisal.	Ok Per XXX to move forward with this unique property XXXX with XXX space and to use a 1073 form, comp factors, XXX FICO, XXX% DTI, no negative credit reporting at all.. XXX approval for rate match XXX% at par with LTV 75%	01/06/2025	Document Uploaded. 01/08 - all pages of appraisal received and cleared.; DD received lender rebuttal, however 1073 form is not complete. Only have 5 pages of the report. Client to provide all pages of the 1073 appraisal.	01/08/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1000717	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/16/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The subject is a unique property with XXX% commercial space. Per GL's 10.16 Unique Properties and 9.1 ELIGIBLE PROPERTY TYPES. Provide an Appraisal Field Review, (is required, regardless of LTV). Provide lender exception for commercial use property.
Per appraisal - XXX residential units and XXX comprise the subject complex. This accounts for the higher percentage of more than 10% of the individuals ownership. One entity does not own more than XXX units.
XXX%;Subject complex currently has a XXX. This space was previously occupied by a XXX. Per NWMLS listing there is a new tenant in place to fill the commercial space vacancy. Listing states the space was "purchased by another XXX and will be renovated and opened." Commercial businesses on street level is typical of the marketing area.
															Ok Per XXX to move forward with this unique property XXXX with XXX space and to use a 1073 form, comp factors, XXX FICO, XXX% DTI, no negative credit reporting at all.. XXX approval for rate match XXX% at par with LTV 75%	01/06/2025	Document Uploaded.	01/06/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1000717		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	12/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	A	A	D	B	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
1000718	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/11/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines FIle is missing 3rd party verification of self employment and/or 1099 employment.	Income and Employment Meet Guidelines; Document Uploaded. CPA letter received and cleared	12/24/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000718	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000718	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/10/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/11/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000719	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/05/2024	Resolved	FCOM1233	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete Missing correct housing information for each borrower as it was transposed between the two 1003's. B1 should be 'No Primary Housing' to match Rent Free Letter and B2 should be 'XXX', for $XXX, to match the VOR.	The Final 1003 is Present; Document Uploaded. Final URLAs provided and cleared	12/18/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000719	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/05/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	12/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000719	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	12/06/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
1000720		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/19/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	XXX Response: Uploading asset summary for closing and another for reserves. Also uploading XXX #XXX showing $XXX in assets where the UW backed out $XXX that was used in part to cover reserves, Total for reserves is $XXX	01/06/2025	Ok per XXX to waive reserves shortage, comp factors, XXX FICO, borr S/E XXX+ years, subject in C3 condition with very recent updating; Document Uploaded. Updated ULAW provided; All asset figures match lender. Cash to close on PCCD is $XXX vs lender asset worksheet of $XXX. Loan is short $XXX reserves due to lender incorrect cash to close on worksheet.; Document Uploaded. Updated ULAW provided	01/20/2025	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000720		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/19/2024	Acknowledged	FCRE4678	Credit	Payment shock exceeds guideline	Payment shock of 0% exceeds the lender guidelines tolerance for payment shock. Payment Shock of XXX% exceeds the three times current rental payment maximum. Current rent = $XXX x 3 = $XXX max shock, Subject PITIA = $XXX. GL Section 3.13 - FTHB.	Ok per XXX to waive payment shock, comp factors, XXX FICO, borr S/E XXX+ years, subject in C3 condition with very recent updating	01/06/2025	Document Uploaded. ;	01/06/2025	Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000720		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/18/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Complaint	12/19/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000720		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	12/19/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Complaint	12/19/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
1000721	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	45305	Cured Post Close	-98876	Compliance	XXX HOSA 2004 High-Cost Home Loan Points and Fees Threshold Test	This loan failed the high-cost home loan points and fees threshold test.
 (XXX AB 75, § 3.) ,  (XXX SB 279, § 2.)
The total points and fees of this loan, which are $XXX, exceed one of the following thresholds based on the total loan amount, which is $XXX:
Either the total points and fees exceed 4.5% of the total loan amount if the total loan amount is $40,000 or more; orThe total points and fees exceed 6% of the total loan amount if the total loan amount is $20,000 or more but less than $40,000; orThe total points and fees exceed the lesser of 6% of the total loan amount or $1,000, if the total loan amount is less than $20,000.; 2/6/24 Updated total loan amount calculation, cure required $XXX.  Cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery.  ; Cure requires $XXX.  Cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery.
Fees included in testing are all fees considered finance charges.	1/20/24 - The compliance report provided indicates the lender excluded discount points from the calculation, however the undiscounted rate was more than 2% above the 30 yr CMR. The definition of bona fide discount points includes: Reduce the interest rate or time-price differential applicable to the loan from an interest rate that does not exceed the conventional mortgage rate for a home loan secured by a first lien, by more than two percentage points, or for a home loan secured by a junior lien by more than three and one half percentage points.;
1/18/2024:  Compliance documentation provided; Change status of 'XXX HOSA 2004 High-Cost Home Loan Points and Fees Threshold Test' from Active to Cured Post Close.;
2/20/2024 - PCCD, LOE, copy of check and proof of shipment provided with 60 days of discovery XX/XX/XXXX which downgrades the exception to a B; Change status of 'XXX HOSA 2004 High-Cost Home Loan Points and Fees Threshold Test' from Open Rebuttal to Cured Post Close.;
2/20/2024 - PCCD, LOE, copy of check and proof of shipment provided with 60 days of discovery XX/XX/XXXX which downgrades the exception to a B	45342	2/20/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1000721	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	45305	Cured Post Close	-98872	Compliance	XXX HOSA 2004 High-Cost Home Loan Financing of Points and Fees Test	This loan failed the high-cost home loan financing of points and fees test. (XXX AB 75, § 5. l.) The high-cost home loan finances points and fees in excess of 2% of the total loan amount.; 2/6/24 Updated total loan amount calculation, cure required $XXX. Cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. ; Cure requires $XXX. Cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery. Fees included in testing are all fees considered finance charges.	1/20/24 - The compliance report provided indicates the lender excluded discount points from the calculation, however the undiscounted rate was more than 2% above the 30 yr CMR. The definition of bona fide discount points includes: Reduce the interest rate or time-price differential applicable to the loan from an interest rate that does not exceed the conventional mortgage rate for a home loan secured by a first lien, by more than two percentage points, or for a home loan secured by a junior lien by more than three and one half percentage points.;
1/18/2024:  Compliance documentation provided; Change status of 'XXX HOSA 2004 High-Cost Home Loan Points and Fees Threshold Test' from Active to Cured Post Close.;
2/20/2024 - PCCD, LOE, copy of check and proof of shipment provided with 60 days of discovery XX/XX/XXXX which downgrades the exception to a B; Change status of 'XXX HOSA 2004 High-Cost Home Loan Points and Fees Threshold Test' from Open Rebuttal to Cured Post Close.;
2/20/2024 - PCCD, LOE, copy of check and proof of shipment provided with 60 days of discovery XX/XX/XXXX which downgrades the exception to a B	45342	2/20/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	B	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1000721	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	45305	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (7.230%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (7.230%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.230%) by 3.5% or more.; HPML with established escrow and met appraisal requirements	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	45342	2/20/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1000721	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	45306	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	1/15/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	A	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1000721	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	45306	Cleared	1246	Credit	Transmittal Summary is Partial	Underwriting Loan Approval Worksheet is incorrect. DTI reflects XXX% and Residual Income of $XXX. Actual calculations are XXX% DTI and $XXX Residual Income. Lender to provide final Loan Approval. 1/23/2024: Additional commentary provided: XXX’s total debt on the approval is $XXX, however when you add up the subject property $XXX and monthly obligations $XXX on the approval, it only comes out to $XXX. The approval included an additional $XXXin the calculations that is not on the approval or on the final URLA.	1/23/2024 - Verified final UW worksheet and approval received and has correct DTI. condition cleared.; 1/23/2024 - Uploading updated ULAW and approval with correct DTI, system glitch caused it to double the mortgage; payment and then some	45314	The transmittal summary is Present	1/23/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	D	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1000721	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	45305	Cleared	-96369	Compliance	Reimbursement Amount Validation Test	This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.	Change status of 'Reimbursement Amount Validation Test' from Active to Revoked.; Duplicate Finding; Change status of 'Reimbursement Amount Validation Test' from Cleared to Revoked.; N/A; Change status of 'Reimbursement Amount Validation Test' from Cleared to Revoked.; NA	45329	This compliance test 'Reimbursement Amount Validation Test' is no longer tested	2/7/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
1000721	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	45305	Cleared	-96365	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; TILA 130 Cure required:
Refund in the amount of $ XXX, cure package requires a PCCD, LOE, and Copy of refund check or valid COC.
The 10% tolerance violation is due to Increase in Mortgage Recording Fee without a valid COC	Change status of 'Charges That In Total Cannot Increase More Than 10% Test' from Cleared to Revoked.; cure provided; Change status of 'Charges That In Total Cannot Increase More Than 10% Test' from Cleared to Revoked.; cure provided; TILA 130 Cure required:; Refund in the amount of $ XXX, cure package requires a PCCD, LOE, and Copy of refund check or valid COC. ; The 10% tolerance violation is due to Increase in Mortgage Recording Fee without a valid COC	45329	This loan passed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) do not exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	2/20/2024	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	A	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B